Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Contingencies

18. Contingencies

The Company is a defendant in a number of lawsuits, is involved in governmental proceedings, and is subject to regulatory controls arising in the ordinary course of business, including personal injury claims; property damage claims; title disputes; tax disputes; royalty claims; contract claims; contamination claims relating to oil and gas exploration, production, transportation, and processing; and environmental claims, including claims involving assets owned by acquired companies and claims involving assets previously sold to third parties and no longer a part of the Company’s current operations. As of December 31, 2018, the Company had $33 million accrued for litigation-related contingencies. Anadarko is also subject to various environmental-remediation and reclamation obligations arising from federal, state, and local laws and regulations. While the ultimate outcome and impact on the Company cannot be predicted with certainty, after consideration of recorded expense and liability accruals, management believes that the resolution of pending proceedings will not have a material adverse effect on the Company’s consolidated financial condition, results of operations, or cash flows.

Litigation  In December 2008, Anadarko sold its interest in the Peregrino heavy-oil field offshore Brazil. The Company is currently litigating a dispute with the Brazilian tax authorities regarding the tax rate applicable to the transaction. In December 2008, the Company deposited the amount of tax originally in dispute in a Brazilian real-denominated judicially-controlled Brazilian bank account pending final resolution of the matter. At December 31, 2018, the deposit of $88 million is included in other assets on the Company’s Consolidated Balance Sheet.
In July 2009, the lower judicial court ruled in favor of the Brazilian tax authorities. The Company appealed this decision to the Brazilian Regional courts, which upheld the lower court’s ruling in favor of the Brazilian tax authorities in December 2011. In April 2012, the Company filed simultaneous appeals to the Brazilian Superior Court and the Brazilian Supreme Court. The appeal to the Brazilian Supreme Court has been stayed pending a decision in the Superior Court appeal.
In August 2013, following a determination by an administrative court in a related matter that the amount of tax in dispute was not calculated properly, the Company filed a petition requesting the withdrawal of a portion of the judicial deposit to the extent it exceeds the amount of tax currently in dispute and any interest on such excess amount. In April 2015, the Company’s petition was denied. The Company appealed this decision. The appeal was denied in November 2015.
The Company believes that it will more likely than not prevail in the Brazilian Superior Court and the Brazilian Supreme Court. Therefore, no tax liability has been recorded for Peregrino divestiture-related litigation at December 31, 2018. The Company continues to vigorously defend its tax position in the Brazilian courts.

Guarantees and Indemnifications  The Company provides certain indemnifications in relation to asset dispositions. These indemnifications typically relate to disputes, litigation, or tax matters existing at the date of disposition.

Environmental Matters  Anadarko is also subject to various environmental-remediation and reclamation obligations arising from federal, state, and local laws and regulations. The Company’s Consolidated Balance Sheets include liabilities for remediation and reclamation obligations of $109 million at December 31, 2018, and $113 million at December 31, 2017. The current portion of these amounts was included in other current liabilities and the long-term portion of these amounts was included in other long-term liabilities—other on the Company’s Consolidated Balance Sheets. The Company continually monitors remediation and reclamation processes and adjusts its liability for these obligations as necessary.